Related party transactions (Details) - Cespira - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Related Party Transaction [Line Items]
Receivables	$ 12,505		$ 12,505		$ 4,973
Payables	2,001		2,001		$ 1,137
Sales of goods, services, and other income
Related Party Transaction [Line Items]
Transaction amount	9,721	$ 534	15,280	$ 534
Inventory purchased, services and other expenses
Related Party Transaction [Line Items]
Transaction amount	$ 1,288	$ 0	$ 1,898	$ 0